Fair Value Measurements	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

14. Fair Value Measurements

The fair value of the Company’s debt was determined based on quoted market prices and on borrowing rates available to the Company at August 4, 2018, February 3, 2018 and July 29, 2017. These inputs are considered to be Level 2. At August 4, 2018, the fair value of total debt was $1,982.7 million compared to a carrying value of $1,980.7 million. At February 3, 2018, the fair value of total debt was $2,750.2 million compared to a carrying value of $2,752.6 million. At July 29, 2017, the fair value of total debt was $2,753.8 million compared to a carrying value of $2,812.2 million.

20. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair values of the Company’s derivative instruments are based on quotes received from third-party banks and represent the estimated amount the Company would pay to terminate the agreements taking into consideration current interest rates as well as the creditworthiness of the counterparties. These inputs are considered to be Level 2.

Financial Assets and Liabilities

The gross carrying amount and fair value of the Company’s debt at February 3, 2018 are as follows (in thousands):

	Carrying Amount	Fair Value
First Lien Term Loan	$1,910,563	$1,908,174
Second Lien Term Loan	625,000	625,000
ABL Facility	217,000	217,000

Total Debt	$2,752,563	$2,750,174

The fair value of debt was determined based on quoted market prices and on borrowing rates available to the Company at February 3, 2018. These inputs are considered to be Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The Company measures certain non-financial assets and liabilities, including long-lived assets, at fair value on a non-recurring basis. See Note 2 for further information.

The Company believes that the carrying amounts of its other financial instruments, including cash, accounts receivable, and accounts payable approximates their carrying value due to the short-term maturities of these instruments.